Accounts Receivable, Net - Schedule of Allowance for Credit Losses — Third Parties (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Allowance for Credit Losses — Third Parties [Abstract]
Provision for allowance for expected credit losses, beginning	$ 860,084	$ 1,109,571	$ 751,145
Additions, net	25,637	33,074	358,426
Provision for allowance for expected credit losses, ending	$ 885,721	$ 1,142,645	$ 1,109,571